CASH FLOW GENERATED FROM OPERATIONS - RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation from profit before income tax to cash generated from operations:
Profit before income tax:	¥ 1,347,132	$ 207,050	¥ 1,544,009	¥ 1,451,838
Adjustments for:
Depreciation of fixed assets (Note 6)	1,662,460		1,518,970	1,411,742
Impairment of fixed assets (Note 6)	11,185			80,393
Impairment of construction-in-progress (Note 7)			5,662	2,434
Loss arising from business combination				45,073
Provision for/ (reversal of) impairment of materials and supplies (Note 17)	7,844		(5,209)	64,096
Amortisation of leasehold land payments (Note 8)	45,680		38,670	28,413
Loss on disposal of fixed assets and costs on repairs	321,741		133,073	49,008
Amortisation of long-term prepaid expenses (Note 13)	3,168		6,968	14,179
Amortisation of interest for employee benefit obligations (Note 24)				226
Adjustments for share of results of associates, net of tax (Note 11)	(6,944)		(7,223)	(2,499)
Dividends income on available-for-sale investments (Note 29)	(6,473)		(5,884)	(5,884)
Provision for impairment of receivables	5,901		5	(4,459)
Amortisation of deferred revenue	(3,282)		(3,258)	(2,529)
Interest income	(4,647)		(4,353)	(5,502)
Operating profit before working capital changes	3,383,765		3,221,430	3,126,529
Increase in trade receivables	(419,349)		(1,034,064)	(553,980)
Decrease in materials and supplies	6,121		14,432	34,843
Increase in prepayments and other receivables	(12,975)		(47,594)	83,553
Decrease in long-term receivable	3,000		2,000	2,000
Increase in trade payables	181,554		34,178	(270,151)
(Decrease)/increase in accruals and other payables	(179,412)		22,481	97,585
Net cash generated from operations	¥ 2,962,704	$ 455,359	¥ 2,212,863	¥ 2,520,379

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.